Income Taxes - Additional information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percentage of Marshall Islands and Malta ship-owning subsidiaries' stock treated as owned by individuals resident in the Marshall Islands	100.00%
Percentage of current tax expense		95.00%	89.00%
Deferred tax assets, net	$ 0	$ 186
Deferred tax assets, gross	8,759	50,816
Deferred tax liabilities	0	(395)
Deferred tax assets, valuation allowance	8,759	50,630
Operating loss carryforwards	25,594
Tax returns periods subject to examination	3 to 6 years
Ghana Tanzania and Turkey
Percentage of current tax expense	92.00%
Reversed
Deferred tax assets, net			91,600
Deferred tax assets, gross			105,100
Deferred tax liabilities			13,500
Deferred tax assets, valuation allowance			91,600
Marshall Islands
Tax Rate	0.00%